Related Party Transactions (Details) ¥ in Millions, $ in Millions					12 Months Ended
	May 06, 2021 USD ($) m²	May 06, 2021 CNY (¥) m²	May 06, 2021 USD ($) m²	May 06, 2021 CNY (¥) m²	Sep. 30, 2023 USD ($)	Sep. 30, 2023 CNY (¥)	Jan. 13, 2022
Related Party Transactions [Line Items]
Office space totaling	2,749.3	2,749.3	2,749.3	2,749.3
Purchase price	$ 4.4	¥ 32	$ 4.4	¥ 32
Prepayment amount					$ 2.2	¥ 16
Mr. Gang Lai [Member]
Related Party Transactions [Line Items]
Equity interest ownership percentage							5.00%